Lease (Details) - Schedule of supplemental information related to operating leases - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of supplemental information related to operating leases [Abstract]
Operating lease expenses	$ 85,857	$ 78,847	$ 335,208	$ 337,282
Cash paid for amounts included in the measurement of operating lease liabilities	$ 85,857	$ 78,847	$ 335,208	$ 337,282
Weighted Average Remaining Lease Term:
Operating leases	2 years 7 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days	3 years 29 days
Weighted Average Discount Rate:
Operating leases	1.37%	1.39%	1.39%	0.55%